BLACKROCK FUNDS II

BlackRock Floating Rate Income Portfolio

(the “Fund”)

Supplement dated June 13, 2018

to the Prospectuses of the Fund, each dated December 29, 2017, as supplemented to date

Effective August 31, 2018, the following changes are made to the Fund’s Prospectuses:

The section in each Prospectus entitled “Fund Overview — Key Facts About BlackRock Floating Rate Income Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
James Keenan, CFA	2010	Managing Director of BlackRock, Inc.
David Delbos	2018	Managing Director of BlackRock, Inc.
Mitchell Garfin	2018	Managing Director of BlackRock, Inc.
Joshua Tarnow	2016	Managing Director of BlackRock, Inc.
Carly Wilson	2018	Director of BlackRock, Inc.
Matthew Maxwell	2018	Director of BlackRock, Inc.
Abigail Apistolas	2018	Associate of BlackRock, Inc.

The section in each Prospectus entitled “Details About the Fund — How The Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND

The Fund is managed by a team of financial professionals. James Keenan, CFA, is the portfolio manager jointly and primarily responsible for setting the Fund’s overall investment strategy and overseeing the Fund’s investment process and performance. David Delbos, Mitchell Garfin, Joshua Tarnow, Carly Wilson, Matthew Maxwell and Abigail Apistolas are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

The second paragraph and accompanying table in the section of each Prospectus entitled “Management of the Fund — Portfolio Manager Information” are deleted in their entirety and replaced with the following:

The Fund is managed by a team of financial professionals. James Keenan, CFA, is jointly and primarily responsible for setting the Fund’s overall investment strategy and overseeing the Fund’s investment process and performance. David Delbos, Mitchell Garfin, Joshua Tarnow, Carly Wilson, Matthew Maxwell and Abigail Apistolas are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
James Keenan, CFA	Jointly and primarily responsible for setting the Fund’s overall investment strategy and overseeing the Fund’s investment process and performance.	2010	Managing Director of BlackRock, Inc. since 2008 and Head of the Leveraged Finance Portfolio Team; Director of BlackRock, Inc. from 2006 to 2007.
David Delbos	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2007 to 2011; Vice President of BlackRock, Inc. from 2005 to 2006.
Mitchell Garfin	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Managing Director of BlackRock, Inc. since 2009; Director of BlackRock, Inc. from 2005 to 2008.
Joshua Tarnow	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Managing Director of BlackRock, Inc. since 2009; Senior Partner at R3 Capital Partners from 2008 to 2009; Managing Director at Lehman Brothers from 2006 to 2008.
Carly Wilson	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Director of BlackRock, Inc. since 2016; Vice President of BlackRock, Inc. from 2011 to 2015; Associate at BlackRock, Inc. from 2009 to 2010; Associate at R3 Capital Partners from 2008 to 2009; Associate at Lehman Brothers from 2004 to 2008.
Matthew Maxwell	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Director of BlackRock, Inc. since 2016; Executive Director at Morgan Stanley from 2014 to 2016; Vice President at Morgan Stanley from 2011 to 2014.
Abigail Apistolas	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Associate of BlackRock, Inc. since 2016; Associate at Morgan Stanley from 2014 to 2016; Analyst at Morgan Stanley from 2012 to 2014.

Shareholders should retain this Supplement for future reference.